Consolidated Statement Of Cash Flows - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from/(used in) operations	€ (91,620)	€ (13,209)	€ (2,921)	€ (29,926)	€ (49,433)
Interest paid	(3,494)	(2,680)	(5,996)	(4,508)	(7,436)
Income taxes paid	(320)	(220)	(296)	0	0
Net cash flows from/(used in) operating activities	(95,434)	(16,109)	(9,213)	(23,434)	(56,869)
Cash flows from investing activities
Purchase of property, plant and equipment	(12,944)	(10,071)	(9,983)	(17,006)	(13,849)
Proceeds from sale of property, plant and equipment	97	412	1,207	1,353	995
Purchase of intangible assets	(1,355)	(40)	(6,793)	(2,787)	(4,111)
Proceeds from investment grants	235	2,275	1,702	3,181	3,347
Payment of purchase options derivative premiums	0	(1,500)	(1,500)	0	0
Net cash flows from/(used in) investment activities	(41,826)	(8,924)	(15,367)	(15,259)	(13,618)
Cash flows from financing activities
Proceeds from borrowings	0	24,202	44,315	38,339	86,020
Payment of interest cap derivative premiums			0	0	(386)
Share premium contribution			0	0	(6,089)
Payment of principal portion of lease liabilities	(2,819)	(907)	(3,215)	(1,658)	(1,162)
Payment of transaction costs	(925)	(532)	(134)	0	0
Net cash flows from/(used in) financing activities	142,383	22,763	40,966	36,681	90,561
Net increase/(decrease) in cash and cash equivalents	5,123	(2,270)	16,386	(13,012)	20,074
Cash and cash equivalents at the beginning of the year	24,652	8,274	8,274	21,277	1,211
Effect of exchange rate changes on cash and cash equivalents	0	6	(8)	9	(8)
Cash and cash equivalents at the end of the year	29,775	6,010	€ 24,652	€ 8,274	€ 21,277
PIPE Financing [Member]
Cash flows from financing activities
Proceeds from issuing other equity instruments	136,048	0
Mega-E Acquisition
Cash flows from investing activities
Net of cash acquired	874	0
MOMA [Member]
Cash flows from investing activities
Net of cash acquired	(28,733)	0
Spartan shareholders
Cash flows from financing activities
Proceeds from issuing other equity instruments	€ 10,079	€ 0